SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT	Property and equipment are stated at cost, and are depreciated using straight line over its estimated useful lives:
Computer equipment	5 Years
Machinery and equipment	10 Years

SCHEDULE OF INTANGIBLE ASSETS AMORTIZED OVER THEIR USEFUL LIVES
	Useful Lives	12/31/2025	12/31/2024
Patents		$45,336	$45,336
Less accumulated amortization	15 years	(30,224)	(27,201)
		$15,112	$18,135

SCHEDULE OF PATENT AMORTIZATION	Patent amortization for the year ended December 31, 2025:
2026	3,924
2027	3,211
2028	7,977
$15,112

SCHEDULE OF NET EARNINGS PER SHARE

	For the Years Ended
	December 31,
	2025	2024

Income (Loss) to common shareholders (Numerator)	$(2,846,943)	$(1,809,962)

Basic weighted average number of common shares outstanding (Denominator)	721,534,051	704,599,512

Diluted weighted average number of common shares outstanding (Denominator)	721,534,051	704,599,512